SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	May 08, 2024	Jan. 24, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				55,299
Subsequent Event [Member]
Subsequent Event [Line Items]
Options vested in fair value		$ 70,000
Fair value of vesting term		2 years
Received employee retention credit refund from deposit			$ 251,220
Subsequent Event [Member] | Related Party Board Members [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		6,534
Five Board [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		9,753
Employees [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of option to purchase share of ordinary shares	390,000
Consultants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of option to purchase share of ordinary shares	70,000
Number of restricted ordinary shares issued	30,000
Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of option to purchase share of ordinary shares	350,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted ordinary shares issued	400,000
Board Member One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted ordinary shares issued	40,247
Board Member Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted ordinary shares issued	40,247
Board Member Three [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted ordinary shares issued	40,247
Board Member Four [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted ordinary shares issued	40,247
Board of Directors Chairman [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted ordinary shares issued	65,247